Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF THE PLAN
The following brief description of the Science Applications International Corporation Retirement Plan (the “Plan”) is for general information purposes only. Participants should refer to the Plan document for complete information regarding the Plan. Within these financial statements, Science Applications International Corporation ("SAIC" or "Employer" or the “Company”) refers to the sponsoring employer.
General—The Plan is a defined contribution plan sponsored by the Company and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is a 401(k) plan with profit-sharing and employee stock ownership plan (“ESOP”) features. Both participant and Employer contributions to the Plan are held in a qualified retirement trust fund. The Science Applications International Corporation Benefit Plans Committee is the Plan’s named fiduciary for purposes of Section 402(a) of ERISA.
Eligibility— All employees of the Company, other than those in the ineligible classes outlined in the Plan document, are eligible to participate in the Plan. Employees must be in an eligible fringe benefit package to be eligible to receive Company matching 401(k) contributions. Generally, employees may make elective contributions and receive Company matching 401(k) contributions upon commencing employment.
Participant Contributions—The Plan permits participants to contribute up to 75% of their eligible compensation to the Plan, subject to statutory limitations. Participants may also contribute amounts representing rollovers from other qualified plans. Participant contributions are invested according to participant direction into any of the available investment funds of the Plan. Participant contributions and rollovers to the SAIC Common Stock Fund are limited to a maximum of 50% of the participant deferral or rollover, as applicable.
Employer Contributions—The Company may make matching 401(k) contributions. Eligible participants may receive Company matching 401(k) contributions based on a percentage (up to a maximum match percentage of 4%), depending on the fringe benefit package, which are invested per participant direction. The Company, at its discretion, may also make additional contributions to the Plan for the benefit of non-highly compensated participants in order to comply with Section 401(k)(3) of the Internal Revenue Code ("IRC"); however, the Company made no such additional contributions for the Plan years ended December 31, 2025 and 2024.
Participant Accounts—In accordance with Plan provisions, individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, and if eligible, Company contributions, which are based on participant eligible compensation, as defined in the Plan document. Participant accounts also reflect changes from investment income and losses, distributions, and an allocation of a portion of administrative expenses. The benefit to which a participant is entitled is the vested balance of his or her account.
Investment Funds—As of December 31, 2025 and December 31, 2024, the Plan held investments in a diversified selection of mutual funds, collective trust funds, self-directed brokerage funds, and Company stock funds. The Company stock funds are comprised of the SAIC Common Stock Fund and the SAIC Closed Stock Fund (collectively, the “Stock Funds”). All amounts in the Stock Funds are invested in Science Applications International Corporation common stock, except for estimated cash reserves, which are invested in the Vanguard Federal Money Market Fund and are primarily used to provide future benefit distributions and facilitate investment exchanges. Participants may direct their contributions into one or more of the available funds and may move their account balances between funds.
Plan Amendments and Termination—On December 14, 2023, the Plan was amended to reflect the merger of the Koverse, Inc. 401(k) Plan with and into the Plan, which was effective March 1, 2024. This is in connection with the Company's acquisition of Koverse, Inc. during the year ended December 31, 2021. Undistributed participant account balances totaling approximately $3,319,000 were transferred into the Plan. Certain other provisions were adopted to align Plan terms with prior operation regarding certain employees who received matching contributions in 2021 and 2022.
Effective December 30, 2024, the Plan was amended to reflect certain provisions of the SECURE 2.0 Act of 2022 as well as certain other discretionary amendments.
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions and to terminate the Plan at any time subject to the provisions of ERISA.
Vesting and Forfeitures—Participants’ elective deferrals, rollover contributions and Employer contributions together with associated earnings or losses vest immediately. Unvested balances from other plans merged into the Plan in prior years continue to vest according to their original vesting schedules. Forfeitures are used to offset Employer contributions or certain eligible Plan expenses. During the year ended December 31, 2025, forfeitures were used to offset Employer contributions in the amount of approximately $784,000. No forfeitures were used to pay administrative expenses. During the year ended December 31, 2024, forfeitures were used to offset Employer contributions in the amount of approximately $1,347,000 and to pay administrative expenses of approximately $70,000. Forfeitures available for future use amounted to approximately $25,000 and $123,000 as of December 31, 2025 and 2024, respectively.

Notes Receivable from Participants—Participants may borrow up to 50% of their vested account balance, up to a maximum of $50,000 with a maximum of one outstanding loan per participant. Loan repayment periods may not exceed 60 months except for loans used to acquire a principal residence, in which case the repayment period may not exceed 30 years. Interest rates for the loans are based on the Prime Rate, as determined by the Plan's record-keeper, plus 1%. Principal and interest are collected ratably through payroll deductions.
Distributions to Participants—For vested account balances less than $1,000, participants receive their vested account balance in a single lump sum following termination of employment with the Company. For vested account balances between $1,000 and $7,000, a participant’s vested account balance is automatically rolled over into an Individual Retirement Account following termination. For vested account balances that exceed $7,000, balances are not distributed unless the participant elects to take a distribution following the participant’s termination of employment with the Company. Regardless of the existing account balance, distributions are made when participants die or become permanently disabled while employed by the Company. After attaining the age of 59-1/2, a participant may make withdrawals even if still employed by the Company. Participants may make withdrawals from the Plan prior to attaining the age of 59-1/2 from their rollover account or if the participant incurs a financial hardship, as specified by the Plan document. Former employees, regardless of their age, may elect to receive up to two distributions in any given Plan year, of all or a portion of their account balance.